Equity Transactions - Allocation of GasLog Partners' (loss)/profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocation of GasLog Partners' (loss)/profit
Profit/(loss) for the year	$ 3,289	$ (115,613)	$ 126,398
Profit/(loss) for the year attributable to owners of the Group	(44,948)	(100,661)	47,683
Partnership's (loss)/profit allocated to non-controlling interests	48,237	(14,952)	$ 78,715
GasLog Partners LP
Allocation of GasLog Partners' (loss)/profit
Profit/(loss) for the year	56,859	(37,419)
Profit/(loss) for the year attributable to owners of the Group	8,622	(22,467)
Partnership's (loss)/profit allocated to non-controlling interests	48,237	(14,952)
GasLog Partners LP | Common shares/units
Allocation of GasLog Partners' (loss)/profit
Profit/(loss) for the year	25,970	(66,268)
GasLog Partners LP | General partner units
Allocation of GasLog Partners' (loss)/profit
Profit/(loss) for the year	561	(1,479)
GasLog Partners LP | Preference shares/units
Allocation of GasLog Partners' (loss)/profit
Profit/(loss) for the year	$ 30,328	$ 30,328